Intangible Assets - Summary of Activity and Balances in Intangible Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012 License	Jan. 01, 2012
Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 195,790	$ 196,772	$ 190,423
Number of licenses sold		2
Henry's Holdings LLC [Member] | Finite-lived trade names [Member]
Intangible Assets [Line Items]
Indefinite-lived intangible assets			0
Henry's Holdings LLC [Member] | Finite-lived capitalized software [Member]
Intangible Assets [Line Items]
Indefinite-lived intangible assets			$ 0